TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Investments — 101.6% of net assets

Common Stocks — 61.8%

US Common Stocks — 31.1%

Aerospace & Defense — 0.9%
Axon Enterprise, Inc. (a)	1,610	$221,745
Curtiss-Wright Corp.	2,104	315,937
General Dynamics Corp. (b)	1,051	253,480
Howmet Aerospace, Inc.	4,733	170,104
Huntington Ingalls Industries, Inc.	2,379	474,468
Lockheed Martin Corp. (b)	2,912	1,285,357
Spirit AeroSystems Holdings, Inc., Class A	1,591	77,784
Textron, Inc.	2,865	213,099
TransDigm Group, Inc. (a)	14,425	9,398,464
		12,410,438
Air Freight & Logistics — 0.1%
FedEx Corp. (b)	2,140	495,175
United Parcel Service, Inc. (UPS), Class B (b)	1,342	287,805
XPO Logistics, Inc. (a)	5,271	383,729
		1,166,709
Airlines — 0.0%
Delta Air Lines, Inc. (a) (b)	10,392	411,211

Auto Components — 0.0%
Genuine Parts Co. (b)	1,379	173,782
Goodyear Tire & Rubber Co. (The) (a)	35,891	512,882
		686,664
Automobiles — 0.4%
Ford Motor Co.	68,476	1,157,929
General Motors Co. (a)	12,753	557,816
Tesla, Inc. (a) (b)	3,311	3,567,934
		5,283,679
Beverages — 0.8%
Brown-Forman Corp., Class B	70,382	4,717,002
Coca-Cola Co. (The) (b)	21,411	1,327,482
Constellation Brands, Inc., Class A	282	64,950
PepsiCo, Inc. (b)	35,152	5,883,742
		11,993,176

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Biotechnology — 0.4%
AbbVie, Inc. (b)	6,446	$1,044,961
Arrowhead Pharmaceuticals, Inc. (a)	541	24,880
Biogen, Inc. (a)	2,238	471,323
Exelixis, Inc. (a)	3,378	76,579
Gilead Sciences, Inc.	4,811	286,014
Incyte Corp. (a)	7,866	624,718
Moderna, Inc. (a)	6,860	1,181,703
Regeneron Pharmaceuticals, Inc. (a)	688	480,513
Sage Therapeutics, Inc. (a)	7,889	261,126
United Therapeutics Corp. (a)	831	149,090
Vertex Pharmaceuticals, Inc. (a)	1,777	463,744
		5,064,651
Building Products — 0.2%
Armstrong World Industries, Inc.	218	19,622
Builders FirstSource, Inc. (a)	3,742	241,509
Johnson Controls International plc	8,475	555,706
Lennox International, Inc.	2,203	568,065
Louisiana-Pacific Corp.	2,540	157,785
Owens Corning	9,982	913,353
		2,456,040
Capital Markets — 0.3%
Bank of New York Mellon Corp. (The)	12,470	618,886
Evercore, Inc., Class A	1,690	188,131
Franklin Resources, Inc.	3,971	110,870
Goldman Sachs Group, Inc. (The)	4,441	1,465,974
Invesco, Ltd.	21,474	495,190
Jefferies Financial Group, Inc.	14,413	473,467
Morgan Stanley (b)	3,779	330,285
SEI Investments Co.	1,391	83,752
State Street Corp.	1,651	143,835
Stifel Financial Corp.	1,004	68,172
Virtu Financial, Inc., Class A	16,468	612,939
		4,591,501
Chemicals — 0.4%
Axalta Coating Systems, Ltd. (a)	2,345	57,640
CF Industries Holdings, Inc.	4,310	444,189
Chemours Co. (The)	14,873	468,202
Dow, Inc. (b)	7,428	473,312
DuPont de Nemours, Inc. (b)	6,394	470,471
Element Solutions, Inc.	3,832	83,921
Huntsman Corp.	1,689	63,354
Ingevity Corp. (a)	472	30,241
LyondellBasell Industries NV, Class A (b)	5,392	554,405
Minerals Technologies, Inc.	1,157	76,536

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Mosaic Co. (The)	12,835	$853,527
NewMarket Corp.	796	258,206
Olin Corp.	20,914	1,093,384
Sensient Technologies Corp.	2,909	244,211
Westlake Chemical Corp.	4,345	536,173
		5,707,772
Commercial Banks — 0.4%
Associated Banc-Corp.	33,244	756,633
BOK Financial Corp.	3,980	373,921
Cathay General Bancorp	8,040	359,790
Citizens Financial Group, Inc.	1,049	47,551
Comerica, Inc.	2,436	220,288
First Horizon Corp.	8,031	188,648
First Republic Bank	186	30,151
FNB Corp/PA	47,419	590,367
Fulton Financial Corp.	24,207	402,320
Hancock Whitney Corp.	3,703	193,112
Home BancShares, Inc.	2,719	61,449
International Bancshares Corp.	6,062	255,877
PacWest Bancorp	4,991	215,262
People's United Financial, Inc.	1,629	32,564
Prosperity Bancshares, Inc.	8,907	617,968
Synovus Financial Corp.	718	35,182
Texas Capital Bancshares, Inc. (a)	5,123	293,599
UMB Financial Corp.	5,905	573,730
Umpqua Holdings Corp.	27,297	514,821
Zions Bancorp NA	815	53,431
		5,816,664
Commercial Services & Supplies — 0.0%
Clean Harbors, Inc. (a) (b)	2,380	265,703
Copart, Inc. (a) (b)	382	47,930
IAA, Inc. (a) (b)	5,665	216,686
		530,319
Communications Equipment — 0.2%
Arista Networks, Inc. (a)	898	124,804
Ciena Corp. (a)	2,569	155,758
Cisco Systems, Inc. (b)	32,213	1,796,197
CommScope Holding Co., Inc. (a)	13,926	109,737
		2,186,496
Computers & Peripherals — 0.8%
Apple, Inc. (b)	47,433	8,282,276
Dell Technologies, Inc., Class C (a)	7,441	373,464
HP, Inc.	15,080	547,404
Pure Storage, Inc., Class A (a)	10,561	372,909

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Western Digital Corp. (a)	23,130	$1,148,404
Xerox Holdings Corp.	8,452	170,477
		10,894,934
Construction & Engineering — 0.3%
AECOM	1,949	149,703
D.R. Horton, Inc. (b)	2,266	168,840
Dycom Industries, Inc. (a)	4,180	398,187
EMCOR Group, Inc.	3,125	351,969
KB Home	520	16,837
Lennar Corp., Class A (b)	9,869	801,067
NVR, Inc. (a) (b)	10	44,673
PulteGroup, Inc. (b)	17,382	728,306
Toll Brothers, Inc. (b)	14,964	703,607
TRI Pointe Group, Inc. (a)	33,356	669,788
		4,032,977
Construction Materials — 0.0%
Eagle Materials, Inc.	140	17,970
Martin Marietta Materials, Inc.	387	148,953
		166,923
Consumer Finance — 0.2%
Ally Financial, Inc.	6,725	292,403
Capital One Financial Corp.	6,282	824,764
Discover Financial Services	278	30,633
Navient Corp.	16,785	286,016
OneMain Holdings, Inc.	7,412	351,403
SLM Corp.	27,857	511,454
Synchrony Financial	1,832	63,772
		2,360,445
Containers & Packaging — 0.1%
Berry Global Group, Inc. (a)	740	42,890
Greif, Inc., Class A	977	63,564
International Paper Co.	5,778	266,655
Sealed Air Corp.	2,718	181,997
Silgan Holdings, Inc.	5,210	240,858
Sonoco Products Co.	2,661	166,472
Westrock Co.	3,032	142,595
		1,105,031
Diversified Consumer Services — 0.1%
Chegg, Inc. (a) (b)	787	28,552
frontdoor, Inc. (a)	7,493	223,666
Graham Holdings Co., Class B (b)	251	153,479
Grand Canyon Education, Inc. (a) (b)	1,776	172,468

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Terminix Global Holdings, Inc. (a) (b)	3,579	$163,310
		741,475
Diversified Financial Services — 0.7%
Artemis Strategic Inv Corp. (a) (c) (d) (e)	7,600	60,618
Bank of America Corp. (b)	7,552	311,293
Berkshire Hathaway, Inc., Class B (a) (b)	7,588	2,677,881
Cboe Global Markets, Inc.	1,970	225,407
Citigroup, Inc. (b)	26,217	1,399,988
JPMorgan Chase & Co. (b)	11,210	1,528,147
Moody's Corp.	850	286,799
Northern Genesis Acquisition Corp. III, Class A (a)	48,000	468,000
S&P Global, Inc. (b)	725	297,380
Swiftmerge Acquisition Corp. (a) (c) (d) (e)	6,943	52,489
US Bancorp (b)	2,667	141,751
Wells Fargo & Co. (b)	42,482	2,058,678
		9,508,431
Diversified Telecommunication Services — 0.1%
AT&T, Inc. (b)	33,006	779,932
Iridium Communications, Inc. (a)	2,307	93,018
Lumen Technologies, Inc.	4,286	48,303
Starry Group Holdings, Inc.	1,600	13,216
Verizon Communications, Inc. (b)	5,537	282,055
		1,216,524
Electric Utilities — 0.0%
IDACORP, Inc.	222	25,610
NRG Energy, Inc. (b)	14,796	567,575
		593,185
Electrical Equipment — 0.1%
Acuity Brands, Inc.	494	93,514
Eaton Corp. plc (b)	745	113,061
Emerson Electric Co.	5,286	518,292
Hubbell, Inc.	655	120,370
Sensata Technologies Holding plc (a)	986	50,138
Vertiv Holdings Co.	21,583	302,162
Vicor Corp. (a)	8,075	569,691
		1,767,228
Electronic Equipment, Instruments & Components — 0.2%
Arrow Electronics, Inc. (a)	10,231	1,213,703
Avnet, Inc.	11,679	474,051
CDW Corp.	275	49,195
Dolby Laboratories, Inc., Class A	1,593	124,604
Jabil, Inc.	11,284	696,561

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Vishay Intertechnology, Inc.	19,458	$381,377
Zebra Technologies Corp., Class A (a)	464	191,957
		3,131,448
Energy Equipment & Services — 0.2%
Baker Hughes Co.	12,364	450,173
ChampionX Corp. (a)	14,174	346,980
Halliburton Co.	19,935	754,938
Schlumberger NV	14,757	609,612
		2,161,703
Food & Staples Retailing — 0.2%
BJ's Wholesale Club Holdings, Inc. (a)	2,806	189,714
Costco Wholesale Corp. (b)	1,044	601,187
Walmart, Inc. (b)	17,298	2,576,018
		3,366,919
Food Products — 0.6%
Archer-Daniels-Midland Co.	1,913	172,667
Darling Ingredients, Inc. (a)	3,928	315,733
Ingredion, Inc.	1,395	121,574
Kraft Heinz Co. (The)	14,254	561,465
McCormick & Co., Inc.	62,080	6,195,584
Pilgrim's Pride Corp. (a)	2,042	51,254
Seaboard Corp.	10	42,055
Tyson Foods, Inc., Class A	10,395	931,704
		8,392,036
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories (b)	6,541	774,193
ABIOMED, Inc. (a)	742	245,780
Align Technology, Inc. (a)	655	285,580
DENTSPLY SIRONA, Inc.	6,517	320,767
Hologic, Inc. (a)	9,376	720,264
ICU Medical, Inc. (a)	483	107,535
IDEXX Laboratories, Inc. (a)	8,732	4,776,928
Intuitive Surgical, Inc. (a)	453	136,661
Masimo Corp. (a)	3,073	447,244
Quidel Corp. (a)	3,804	427,798
STAAR Surgical Co. (a)	2,237	178,759
Stryker Corp.	19,918	5,325,077
Zimvie, Inc.	26	594
		13,747,180
Health Care Providers & Services — 0.5%
Acadia Healthcare Co., Inc. (a)	557	36,500
AmerisourceBergen Corp.	236	36,512

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Anthem, Inc. (b)	1,710	$839,986
Cardinal Health, Inc.	8,782	497,939
Cerner Corp.	1,192	111,523
Cigna Corp.	3,935	942,865
CVS Health Corp. (b)	8,018	811,502
HCA Healthcare, Inc. (b)	810	203,002
Humana, Inc.	155	67,451
Laboratory Corp. of America Holdings (a)	457	120,493
McKesson Corp.	853	261,129
Molina Healthcare, Inc. (a)	915	305,235
Option Care Health, Inc. (a)	4,164	118,924
Patterson Companies, Inc.	8,867	287,025
Quest Diagnostics, Inc.	1,057	144,661
Tenet Healthcare Corp. (a)	7,922	680,975
UnitedHealth Group, Inc. (b)	2,346	1,196,390
		6,662,112
Hotels, Restaurants & Leisure — 0.7%
Aramark (b)	1,027	38,615
Boyd Gaming Corp. (b)	2,401	157,938
Chipotle Mexican Grill, Inc. (a) (b)	81	128,144
Cracker Barrel Old Country Store, Inc.	4,097	486,437
Darden Restaurants, Inc. (b)	722	95,990
Expedia Group, Inc. (a)	1,481	289,787
Hilton Worldwide Holdings, Inc. (a) (b)	1,130	171,466
Marriott Vacations Worldwide Corp. (b)	1,322	208,479
McDonald's Corp. (b)	1,327	328,141
MGM Resorts International (b)	11,636	488,014
Penn National Gaming, Inc. (a) (b)	2,221	94,215
Six Flags Entertainment Corp. (a)	21,699	943,907
Starbucks Corp. (b)	54,498	4,957,683
Texas Roadhouse, Inc.	14,201	1,189,050
Travel + Leisure Co.	9,254	536,177
Wendy's Co. (The) (b)	1,602	35,196
Wynn Resorts, Ltd. (a) (b)	506	40,348
Yum! Brands, Inc. (b)	1,647	195,219
		10,384,806
Household Durables — 0.0%
Mohawk Industries, Inc. (a) (b)	1,587	197,105
Newell Brands, Inc. (b)	5,397	115,550
Taylor Morrison Home Corp. (a)	2,362	64,294
Tempur Sealy International, Inc.	1,135	31,689
Whirlpool Corp. (b)	436	75,332
		483,970
Household Products — 0.5%
Church & Dwight Co., Inc.	61,769	6,138,603

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Procter & Gamble Co. (The) (b)	6,487	$991,214
		7,129,817
Independent Power Producers & Energy Traders — 0.0%
AES Corp. (The) (b)	4,029	103,666
Vistra Corp. (b)	9,429	219,224
		322,890
Industrial Conglomerates — 0.1%
3M Co. (b)	1,732	257,860
General Electric Co. (b)	8,086	739,869
		997,729
Insurance — 0.4%
Aflac, Inc.	602	38,763
Allstate Corp. (The)	9,142	1,266,258
American International Group, Inc.	10,093	633,538
CNO Financial Group, Inc.	4,794	120,281
Fidelity National Financial, Inc.	11,620	567,521
First American Financial Corp.	9,310	603,474
Hartford Financial Services Group, Inc. (The)	2,343	168,251
Kemper Corp.	2,076	117,377
Markel Corp. (a)	707	1,042,995
MetLife, Inc.	2,101	147,658
Old Republic International Corp.	15,871	410,583
Prudential Financial, Inc.	1,677	198,171
Reinsurance Group of America, Inc.	454	49,695
Travelers Companies, Inc. (The)	1,310	239,376
		5,603,941
Internet & Catalog Retail — 2.1%
Amazon.com, Inc. (a) (b)	6,575	21,434,171
Booking Holdings, Inc. (a) (b)	3,855	9,053,275
Qurate Retail, Inc., Series A	43,955	209,226
		30,696,672
Internet Software & Services — 1.9%
Alphabet, Inc., Class A (a) (b)	2,942	8,182,732
Alphabet, Inc., Class C (a) (b)	1,171	3,270,591
Change Healthcare, Inc. (a)	2,073	45,192
Meta Platforms, Inc., Class A (a) (b)	65,886	14,650,411
Nutanix, Inc., Class A (a)	8,155	218,717
Pinterest, Inc., Class A (a)	16,469	405,302
TripAdvisor, Inc. (a)	5,884	159,574
VeriSign, Inc. (a)	2,094	465,831

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Yelp, Inc. (a)	9,888	$337,280
		27,735,630
IT Services — 2.3%
Amdocs, Ltd.	3,612	296,943
Automatic Data Processing, Inc.	29,640	6,744,286
Block, Inc., Class A (a)	1,087	147,397
Booz Allen Hamilton Holding Corp. (b)	205	18,007
Bread Financial Holdings, Inc.	5,513	309,555
CACI International, Inc., Class A (a) (b)	92	27,716
DXC Technology Co. (a)	5,727	186,872
EPAM Systems, Inc. (a)	1,665	493,856
Euronet Worldwide, Inc. (a)	173	22,516
Fidelity National Information Services, Inc.	3,613	362,817
Fiserv, Inc. (a)	100,227	10,163,018
Gartner, Inc. (a)	2,843	845,679
Global Payments, Inc.	9,485	1,297,927
GoDaddy, Inc., Class A (a)	5,393	451,394
Mastercard, Inc., Class A (b)	4,654	1,663,246
PayPal Holdings, Inc. (a) (b)	28,264	3,268,732
Snowflake, Inc., Class A (a)	300	68,739
SolarWinds Corp.	13,190	175,559
Visa, Inc., Class A (b)	26,660	5,912,388
		32,456,647
Leisure Equipment & Products — 0.1%
Brunswick Corp.	4,771	385,926
Mattel, Inc. (a) (b)	20,971	465,766
		851,692
Life Sciences Tools & Services — 1.3%
Adaptive Biotechnologies Corp. (a)	8,400	116,592
Agilent Technologies, Inc.	909	120,288
Danaher Corp. (b)	272	79,786
IQVIA Holdings, Inc. (a)	1,836	424,501
Medpace Holdings, Inc. (a)	1,224	200,234
Mettler-Toledo International, Inc. (a)	1,253	1,720,607
Syneos Health, Inc. (a)	2,801	226,741
Thermo Fisher Scientific, Inc. (b)	18,021	10,644,104
Waters Corp. (a)	18,407	5,713,349
		19,246,202
Machinery — 0.2%
AGCO Corp.	3,466	506,140
Allison Transmission Holdings, Inc.	12,877	505,551
Crane Co.	3,434	371,833
Cummins, Inc. (b)	1,052	215,776
Donaldson Co., Inc.	4,178	216,964

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Flowserve Corp.	16,235	$582,836
Fortive Corp.	938	57,152
Gates Industrial Corp. plc (a)	12,466	187,738
ITT, Inc.	229	17,223
Kennametal, Inc.	887	25,377
Oshkosh Corp.	169	17,010
Otis Worldwide Corp.	3,287	252,935
PACCAR, Inc.	1,829	161,080
Snap-on, Inc.	632	129,863
Terex Corp.	8,557	305,143
		3,552,621
Media — 1.2%
Altice USA, Inc., Class A (a)	58,306	727,659
Charter Communications, Inc., Class A (a)	15,820	8,630,126
Comcast Corp., Class A (b)	15,750	737,415
Live Nation Entertainment, Inc. (a)	4,292	504,911
Netflix, Inc. (a) (b)	16,804	6,294,610
Nexstar Media Group, Inc., Class A	1,144	215,621
Omnicom Group, Inc.	3,822	324,411
Paramount Global, Class B	1,224	46,280
		17,481,033
Metals & Mining — 0.3%
Augusta Gold Corp. (a)	12,200	11,808
Cleveland-Cliffs, Inc. (a)	8,787	283,029
Commercial Metals Co.	670	27,885
Nucor Corp.	2,404	357,355
Reliance Steel & Aluminum Co.	4,682	858,445
Royal Gold, Inc.	11,327	1,600,278
Steel Dynamics, Inc.	5,834	486,731
United States Steel Corp.	25,735	971,239
		4,596,770
Multi-Utilities — 0.0%
MDU Resources Group, Inc.	3,908	104,148
OGE Energy Corp. (b)	1,563	63,739
Sempra Energy (b)	669	112,473
		280,360
Multiline Retail — 0.1%
Kohl's Corp. (b)	8,592	519,472
Macy's, Inc. (b)	42,461	1,034,350
Target Corp.	1,281	271,854
		1,825,676

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Oil, Gas & Consumable Fuels — 1.1%
APA Corp.	25,817	$1,067,017
Cheniere Energy, Inc.	1,710	237,092
Chevron Corp. (b)	6,734	1,096,497
ConocoPhillips (b)	4,872	487,200
Coterra Energy, Inc.	11,877	320,323
Devon Energy Corp.	5,988	354,070
EOG Resources, Inc.	11,157	1,330,249
EQT Corp.	5,997	206,357
Equitrans Midstream Corp.	30,103	254,069
Exxon Mobil Corp. (b)	29,413	2,429,220
HF Sinclair Corp.	14,414	574,398
Kinder Morgan, Inc.	20,568	388,941
Marathon Oil Corp.	37,475	940,997
Marathon Petroleum Corp.	4,065	347,557
Murphy Oil Corp.	993	40,107
Occidental Petroleum Corp.	6,878	390,258
Oneok, Inc.	941	66,463
PDC Energy, Inc.	1,811	131,623
Phillips 66	6,468	558,771
Pioneer Natural Resources Co.	888	222,027
Range Resources Corp. (a)	62,531	1,899,692
Southwestern Energy Co. (a)	336,991	2,416,225
Targa Resources Corp.	7,953	600,213
		16,359,366
Personal Products — 0.4%
Coty, Inc., Class A (a)	32,283	290,224
Estee Lauder Companies, Inc. (The), Class A	19,263	5,245,700
Nu Skin Enterprises, Inc., Class A	2,681	128,367
		5,664,291
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co. (b)	11,847	865,186
Johnson & Johnson (b)	12,147	2,152,813
Merck & Co., Inc. (b)	11,412	936,355
Nektar Therapeutics (a)	9,064	48,855
Organon & Co.	13,768	480,916
Pfizer, Inc. (b)	52,835	2,735,268
Viatris, Inc.	9,527	103,654
Walgreens Boots Alliance, Inc.	10,741	480,874
		7,803,921
Professional Services — 1.0%
Equifax, Inc. (b)	465	110,251
ManpowerGroup, Inc. (b)	5,092	478,241
Nielsen Holdings plc	524,840	14,296,642

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Science Applications International Corp. (b)	1,950	$179,731
		15,064,865
Real Estate — 0.0%
CBRE Group, Inc., Class A (a) (b)	1,534	140,391
Jones Lang LaSalle, Inc. (a) (b)	158	37,835
		178,226
Real Estate Investment Trusts (REITs) — 0.8%
American Campus Communities, Inc. (b)	5,629	315,055
Corporate Office Properties Trust	15,888	453,444
Crown Castle International Corp. (b)	4,304	794,518
CubeSmart (b)	3,222	167,641
EPR Properties	5,453	298,334
Equinix, Inc. (b)	143	106,052
Equity Lifestyle Properties, Inc. (b)	6,131	468,899
Gaming and Leisure Properties, Inc. (b)	1,853	86,961
Healthcare Trust of America, Inc., Class A (b)	10,127	317,380
Highwoods Properties, Inc.	9,860	450,996
Hudson Pacific Properties, Inc.	20,930	580,808
Invitation Homes, Inc. (b)	2,375	95,428
JBG SMITH Properties	13,010	380,152
Kilroy Realty Corp.	12,988	992,543
Lamar Advertising Co., Class A (b)	1,577	183,216
Life Storage, Inc. (b)	525	73,726
Macerich Co. (The)	36,509	571,001
National Retail Properties, Inc.	12,914	580,355
National Storage Affiliates Trust (b)	5,419	340,096
OMEGA Healthcare Investors, Inc. (b)	20,002	623,262
PotlatchDeltic Corp.	3,167	166,996
PS Business Parks, Inc.	597	100,344
Regency Centers Corp. (b)	280	19,975
Sabra Health Care, Inc.	51,109	761,013
Simon Property Group, Inc. (b)	9,071	1,193,381
SL Green Realty Corp.	280	22,730
Urban Edge Properties	14,394	274,925
Weyerhaeuser Co. (b)	13,959	529,046
		10,948,277
Road & Rail — 0.1%
Amerco	50	29,847
Knight-Swift Transportation Holdings, Inc.	10,045	506,871
Ryder System, Inc.	3,314	262,900
Saia, Inc. (a)	272	66,319
Schneider National, Inc., Class B	24,649	628,549
Werner Enterprises, Inc.	487	19,967
		1,514,453

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Semiconductors & Semiconductor Equipment — 0.9%
Advanced Micro Devices, Inc. (a) (b)	9,712	$1,061,910
Amkor Technology, Inc.	45,668	991,909
Applied Materials, Inc.	6,298	830,076
Broadcom, Inc.	1,851	1,165,538
CMC Materials, Inc.	349	64,705
Intel Corp. (b)	26,018	1,289,452
KLA Corp.	2,215	810,823
Lam Research Corp.	1,207	648,895
Lattice Semiconductor Corp. (a)	897	54,672
Microchip Technology, Inc.	6,211	466,695
Micron Technology, Inc. (b)	8,252	642,748
MKS Instruments, Inc.	615	92,250
NVIDIA Corp.	7,064	1,927,483
ON Semiconductor Corp. (a)	10,056	629,606
Qorvo, Inc. (a)	3,487	432,737
QUALCOMM, Inc.	6,960	1,063,627
SiTime Corp. (a)	703	174,218
Skyworks Solutions, Inc.	1,632	217,513
SunPower Corp. (a)	4,008	86,092
Synaptics, Inc. (a)	160	31,920
Universal Display Corp.	3,256	543,589
		13,226,458
Software — 4.6%
ACI Worldwide, Inc. (a)	13,540	426,375
Activision Blizzard, Inc.	3,247	260,117
Adobe, Inc. (a) (b)	9,778	4,455,052
Anaplan, Inc. (a)	589	38,314
Aspen Technology, Inc. (a)	263	43,492
Autodesk, Inc. (a)	2,377	509,510
Cadence Design Systems, Inc. (a)	2,657	436,970
Cloudflare, Inc., Class A (a)	61,653	7,379,864
CommVault Systems, Inc. (a)	4,504	298,840
Crowdstrike Holdings, Inc., Class A (a)	24,155	5,485,117
Datadog, Inc., Class A (a)	53,188	8,056,386
Digital Turbine, Inc. (a)	4,955	217,079
DocuSign, Inc. (a)	8,593	920,482
Dropbox, Inc., Class A (a)	8,660	201,345
Dynatrace, Inc. (a)	3,766	177,379
Elastic NV (a)	2,310	205,475
Electronic Arts, Inc.	1,047	132,456
Everbridge, Inc. (a)	8,775	382,941
Fortinet, Inc. (a)	724	247,420
HubSpot, Inc. (a)	352	167,179
Intuit, Inc. (b)	12,723	6,117,727
Mandiant, Inc. (a)	989	22,065
Manhattan Associates, Inc. (a)	1,943	269,514
Microsoft Corp. (b)	50,441	15,551,465
NCR Corp. (a)	460	18,487
Oracle Corp. (b)	11,436	946,100

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

PTC, Inc. (a)	671	$72,280
Salesforce, Inc. (a) (b)	4,277	908,093
ServiceNow, Inc. (a) (b)	1,199	667,711
Smartsheet, Inc., Class A (a)	1,960	107,369
SS&C Technologies Holdings, Inc.	9,411	706,013
Synopsys, Inc. (a)	1,023	340,935
Teradata Corp. (a)	6,577	324,180
VMware, Inc., Class A	4,153	472,902
Workday, Inc., Class A (a)	1,297	310,580
Zendesk, Inc. (a)	80,781	9,717,147
Zoom Video Communications, Inc., Class A (a)	1,817	213,007
Zscaler, Inc. (a)	675	162,864
Zynga, Inc., Class A (a)	4,188	38,697
		67,008,929
Specialty Retail — 0.3%
AutoNation, Inc. (a)	7,232	720,163
AutoZone, Inc. (a) (b)	42	85,872
Bath & Body Works, Inc. (b)	7,486	357,831
Burlington Stores, Inc. (a) (b)	93	16,942
Home Depot, Inc. (The) (b)	163	48,791
Lithia Motors, Inc., Class A	1,773	532,113
Murphy USA, Inc.	223	44,591
O'Reilly Automotive, Inc. (a) (b)	413	282,888
Penske Automotive Group, Inc.	4,353	407,963
Ross Stores, Inc. (b)	3,945	356,865
Tractor Supply Co. (b)	77	17,969
Ulta Beauty, Inc. (a) (b)	2,291	912,322
Urban Outfitters, Inc. (a)	18,726	470,210
Williams-Sonoma, Inc. (b)	3,082	446,890
		4,701,410
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	5,214	472,024
Crocs, Inc. (a)	9,920	757,888
NIKE, Inc., Class B (b)	42,265	5,687,178
Ralph Lauren Corp. (b)	268	30,402
Tapestry, Inc. (b)	3,514	130,545
		7,078,037
Thrifts & Mortgage Finance — 0.0%
Washington Federal, Inc.	1,058	34,724

Tobacco — 0.4%
Altria Group, Inc. (b)	2,104	109,934
Philip Morris International, Inc. (b)	64,709	6,078,763
		6,188,697

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Trading Companies & Distributors — 0.1%
Air Lease Corp.	4,173	$186,324
MSC Industrial Direct Co., Inc., Class A	3,245	276,507
United Rentals, Inc. (a) (b)	578	205,311
Univar Solutions, Inc. (a)	10,558	339,334
		1,007,476
Wireless Telecommunication Services — 0.0%
Gogo, Inc. (a)	3,200	60,992
Total US Common Stocks (Cost $369,729,149)		448,640,449

Foreign Common Stocks — 30.7%

Australia — 1.6%
Atlassian Corp. plc, Class A (a)	55,431	16,287,291
Boss Energy, Ltd. (a) (b)	77,100	126,440
Champion Iron, Ltd. (b)	60,200	344,784
Newcrest Mining, Ltd.	280,327	5,564,943
Westgold Resources, Ltd. (b)	28,500	40,675
		22,364,133
Bermuda — 0.0%
Arch Capital Group, Ltd. (a)	2,968	143,711
Axis Capital Holdings, Ltd.	5,951	359,857
		503,568
Brazil — 0.2%
Banco do Brasil SA	22,900	166,902
Centrais Eletricas Brasileiras SA	372,900	2,974,710
		3,141,612
Canada — 3.7%
ABC Technologies Holdings, Inc. (b)	70,700	376,079
Agnico Eagle Mines, Ltd. (b)	5,800	354,917
Air Canada (a) (b)	22,700	440,327
AirBoss of America Corp. (b)	13,900	395,824
American Pacific (a) (c) (d)	61,100	43,890
Arena Minerals, Inc. (a)	491,300	231,866
Aritzia, Inc. (a) (b)	9,700	395,945
Artemis Gold, Inc. (a)	129,812	737,244
Ascot Resources, Ltd. (c) (d)	126,700	100,296
ATS Automation Tooling Systems, Inc. (a) (b)	9,700	349,934
AutoCanada, Inc. (a) (b)	9,400	272,417
Bear Creek Mining Corp. (a) (f)	319,151	273,160
CAE, Inc. (a) (b)	15,600	406,050
Cameco Corp.	112,583	3,276,165

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Cameco Corp. (b)	12,400	$361,144
Canadian National Railway Co. (b)	3,600	482,918
Cenovus Energy, Inc. (b)	23,000	383,410
Centerra Gold, Inc.	215,263	2,116,212
Dundee Corp., Class A (a)	405,126	476,371
Dye & Durham, Ltd. (b)	19,000	390,441
Enerplus Corp. (b)	34,100	432,063
Equinox Gold Corp. (a)	292,993	2,418,660
Equitable Group, Inc.	7,600	427,555
ERO Copper Corp. (a)	23,400	342,722
Fission Uranium Corp. (a) (f)	1,263,500	950,038
GFL Environmental, Inc. (b)	11,300	367,522
Gran Tierra Energy, Inc. (a)	130,700	204,913
IAMGOLD Corp. (a)	244,379	850,439
International Tower Hill Mines, Ltd. (a)	376,174	368,989
Ivanhoe Mines, Ltd., Class A (a)	106,586	994,115
Labrador Iron Ore Royalty Corp. (b)	11,100	373,004
Lightspeed Commerce, Inc. (a) (b)	15,200	463,605
Lithium Americas Corp. (a) (b)	7,700	296,692
Magna International, Inc. (b)	5,500	353,102
MEG Energy Corp. (a)	49,453	675,249
Neighbourly Pharmacy (b)	5,900	137,335
NexGen Energy, Ltd. (a)	268,871	1,522,703
Northern Dynasty Minerals, Ltd. (a) (f)	752,336	312,934
Northern Dynasty Minerals, Ltd. – NYSE Shares (a)	338,909	140,647
Novagold Resources, Inc. (a)	82,884	640,693
Nutrien, Ltd. (b)	4,200	434,127
Osisko Green Acquisition Ltd. – Founders shares (a) (c) (d) (e)	15,000	93,493
Osisko Green Acquisition, Ltd. (a)	60,000	467,464
Pan American Silver Corp.	39,608	1,081,010
Pasofino Gold, Ltd. (a)	60,000	44,155
Pet Valu Holdings, Ltd. (b)	15,000	401,472
Sabina Gold & Silver Corp. (a)	562,919	679,925
Seabridge Gold, Inc. (a)	101,511	1,881,382
Seabridge Gold, Inc. – NYSE Shares (a)	45,036	833,166
Shopify, Inc., Class A (a)	19,161	12,952,070
Shopify, Inc., Class A (a) (b)	200	135,259
Solaris Resources, Inc. (a) (b)	30,200	296,649
Solaris Resources, Inc. – Reg S shares (a) (c) (g)	16,600	163,059
Sprott Physical Uranium Trust (a)	185,034	2,787,018
Sprott, Inc.	12,652	634,346
SSR Mining, Inc. (b)	15,600	339,166
Stallion Gold Corp. (a)	311,500	64,784
Standard Lithium, Ltd. (a)	12,900	114,848
Stelco Holdings, Inc. (b)	6,800	282,792
Tamarack Valley Energy, Ltd. (b)	115,900	459,836
Teck Resources, Ltd., Class B (b)	11,600	468,398
Turquoise Hill Resources, Ltd. (a)	116,369	3,495,725
Voyager Digital, Ltd. (a) (b)	32,300	173,366
Western Copper & Gold Corp. (a)	113,792	268,517
Wheaton Precious Metals Corp.	27,239	1,296,032
		53,985,649

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

China — 8.4%
21Vianet Group, Inc. - ADR (a)	18,900	$110,187
Advanced Micro-Fabrication Equipment, Inc. China, Class A (a)	102,991	1,878,126
Agora, Inc. - ADR (a)	1,900	18,886
Alibaba Group Holding, Ltd. (a)	267,400	3,659,979
Anker Innovations Technology Co, Ltd., Class A	92,513	982,628
Beijing New Building Materials plc, Class A	553,800	2,636,839
Bilibili, Inc. (a)	41,700	1,066,080
Bilibili, Inc. - SPADR (a) (f)	18,800	480,904
CGN Power Co, Ltd., Class H (h)	4,166,000	1,087,087
China Communications Services Corp., Ltd., Class H	460,000	207,700
China Merchants Bank Co., Ltd., Class A	752,000	5,530,107
China Pacific Insurance Group Co., Ltd., Class A	1,019,644	3,674,243
China Pacific Insurance Group Co., Ltd., Class H	825,200	2,004,013
China Shenhua Energy Co., Ltd., Class H	45,000	143,537
China Telecom Corp., Ltd., Class H	7,838,000	3,093,779
Didi Global, Inc. - ADR (a)	246,400	616,000
Eve Energy Co., Ltd., Class A	218,199	2,741,524
GoerTek, Inc., Class A	712,500	3,840,768
Guangshen Railway Co., Ltd., Class H (a) (f)	3,456,000	584,089
Haier Smart Home Co., Ltd., Class A	792,000	2,863,692
Hangzhou SF Intra-City Industrial Co, Ltd. Class H (a) (h)	133,000	118,723
Huayu Automotive Systems Co., Ltd., Class A	714,000	2,238,774
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,029,000	5,974,749
iQIYI, Inc. - ADR (a) (f)	63,700	289,198
JD Health International, Inc. (a) (f) (h)	225,419	1,371,584
JD Logistics, Inc. (a) (h)	258,000	632,971
Jiangsu Eastern Shenghong Co., Ltd., Class A	1,980,186	4,410,545
Jiangsu Hengli Hydraulic Co., Ltd., Class A	118,936	970,896
Jiangsu Hengrui Medicine Co., Ltd., Class A	198,448	1,148,808
KE Holdings, Inc. - ADR (a)	493,300	6,102,121
Kuaishou Technology (a) (h)	284,100	2,645,209
Kweichow Moutai Co., Ltd., Class A	10,300	2,778,576
Meituan Dianping, Class B (a) (h)	209,234	4,123,085
Midea Group Co., Ltd., Class A	545,483	4,879,210
Milkyway Chemical Supply Chain Service Co, Ltd., Class A	79,000	1,529,198
New Oriental Education & Technology Group, Inc. - SPADR (a)	111,000	127,650
Oriental Energy Co, Ltd., Class A	913,600	1,315,756
Pinduoduo, Inc. - ADR (a)	37,800	1,516,158
Sany Heavy Industry Co., Ltd., Class A	951,000	2,611,312
Shanghai Electric Group Co, Ltd., Class H	1,596,000	418,387
Shanghai Friendess Electronic Technology Corp, Ltd.	5,000	235,838
Shanghai Zhonggu Logistics Co., Ltd., Class A	94,857	396,844
Sinoma Science & Technology Co, Ltd., Class A	514,976	1,955,925
Sinopharm Group Co., Ltd., Class H	8,800	20,015
Suzhou Maxwell Technologies Co., Ltd., Class A	12,040	990,181
Tencent Holdings, Ltd.	200,900	9,477,535
Tencent Music Entertainment Group - ADR (a)	66,100	321,907
Tianjin Zhonghuan Semiconductor Co, Ltd., Class A	200,016	1,337,062
Vipshop Holdings, Ltd. - ADR (a)	22,100	198,900
Wanhua Chemical Group Co., Ltd., Class A	435,700	5,530,924
Weichai Power Co., Ltd., Class A	429,146	899,124

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

WuXi AppTec Co, Ltd. Class H (h)	37,100	$580,271
Wuxi Biologics Cayman, Inc. (a) (h)	137,500	1,115,430
Xianhe Co, Ltd., Class A	237,776	970,316
Yunnan Energy New Material Co., Ltd., Class A	127,000	4,362,831
Zhejiang Jiemei Electronic & Technology Co, Ltd.	162,559	663,504
Zhejiang Satellite Petrochemical Co., Ltd., Class A	774,200	4,795,800
Zhejiang Shuanghuan Driveline Co, Ltd.	95,000	307,481
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	1,980,000	2,066,811
ZTO Express Cayman, Inc.	50,503	1,270,245
ZTO Express Cayman, Inc. - ADR	44,137	1,103,425
		121,023,447
Denmark — 1.4%
Coloplast A/S, Class B	29,122	4,410,599
H Lundbeck A/S (b)	184,110	4,244,929
Novo Nordisk A/S, Class B (b)	95,925	10,623,375
		19,278,903
Finland — 0.6%
Huhtamaki Oyj (b)	25,518	886,082
Kone Oyj, Class B	50,844	2,662,978
Nanoform Finland plc (a)	234,167	1,115,604
Nordea Bank Abp (b)	54,807	565,111
Sampo Oyj, Shares - A (b)	55,023	2,685,779
		7,915,554
France — 1.0%
Electricite de France SA (f)	313,921	2,957,555
L'Oreal SA	17,521	7,013,057
LVMH Moet Hennessy Louis Vuitton SE	6,638	4,726,717
		14,697,329
Greece — 0.0%
Tsakos Energy Navigation, Ltd.	35,188	309,302

Hong Kong — 0.8%
CECEP COSTIN New Materials Group, Ltd. (a) (c) (e)	1,736,000	—
CGN New Energy Holdings Co, Ltd. (f)	476,000	207,990
Changgang Dunxin Enterprise Co., Ltd. (a) (c) (e)	4,640,000	—
China Mobile, Ltd.	88,000	606,767
CK Hutchison Holdings, Ltd.	218,000	1,598,302
First Pacific Co., Ltd.	1,454,000	586,906
Futu Holdings, Ltd. - ADR (a)	34,900	1,136,344
Hi Sun Technology China, Ltd. (a) (f)	1,254,000	158,132
Hong Kong Exchanges & Clearing, Ltd.	15,097	711,476
Hua Han Health Industry Holdings, Ltd. (a) (c) (e)	6,984,000	—
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	262,717
Shangri-La Asia, Ltd. (a)	1,934,000	1,515,822
Sino Biopharmaceutical, Ltd.	5,343,916	3,314,968
Swire Pacific, Ltd., Class A	140,500	857,361

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

WH Group, Ltd. (h)	1,525,500	$959,691
		11,916,476
Indonesia — 0.0%
Indofood Sukses Makmur Tbk PT	66,800	27,673

Ireland — 0.2%
Accenture plc, Class A (b)	2,146	723,696
Allegion plc	3,440	377,643
Medtronic plc (b)	9,461	1,049,698
		2,151,037
Israel — 0.0%
Playtika Holding Corp. (a)	10,792	208,609

Japan — 6.5%
Amano Corp.	176,100	3,152,732
BML, Inc.	114,000	2,877,710
Bunka Shutter Co., Ltd.	195,600	1,573,344
DTS Corp.	35,900	784,077
Ezaki Glico Co., Ltd.	140,200	4,279,977
Fukuda Corp.	8,900	328,363
Fukuda Denshi Co., Ltd.	6,100	389,777
Fukushima Industries Corp.	26,100	818,674
Glory, Ltd. (f)	97,900	1,655,779
H.U. Group Holdings	129,400	3,074,255
Hakuhodo DY Holdings, Inc.	338,800	4,257,438
Hitachi ,Ltd.	106,700	5,346,574
Hogy Medical Co., Ltd.	143,800	3,803,907
Icom, Inc. (f)	11,300	228,706
Inpex Corp.	50,400	598,475
Japan Petroleum Exploration Co., Ltd.	26,700	565,113
Kamigumi Co., Ltd.	40,500	729,062
Kato Sangyo Co., Ltd. (f)	17,700	458,796
KYORIN Holdings, Inc.	56,200	816,741
Mitsubishi Corp.	49,100	1,849,994
Mitsubishi Estate Co., Ltd.	261,000	3,881,722
Mitsui & Co., Ltd.	67,700	1,844,128
Mitsui Fudosan Co., Ltd.	190,300	4,071,466
Morinaga & Co., Ltd.	140,500	4,384,963
New Cosmos Electric Co, Ltd.	700	11,146
Nintendo Co., Ltd.	4,200	2,119,164
Nippon Densetsu Kogyo Co., Ltd.	9,400	121,427
Nohmi Bosai, Ltd.	43,600	695,496
Noritz Corp.	75,000	897,855
OKUMA Corp. (f)	80,600	3,342,241
Organo Corp.	6,500	535,700
Raito Kogyo Co, Ltd.	57,600	919,656
Ryosan Co., Ltd. (f)	2,700	48,365
Secom Co., Ltd.	65,800	4,767,649
Sekisui Jushi Corp.	2,300	33,267

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Seven Bank, Ltd. (f)	1,668,100	$3,263,451
Shibuya Corp.	29,300	583,671
Sinko Industries, Ltd.	67,700	956,062
SK Kaken Co., Ltd.	8,000	2,404,182
Sumitomo Warehouse Co., Ltd. (The)	321,500	6,042,419
Suzuken Co., Ltd.	50,800	1,509,995
Tachi-S Co., Ltd.	13,900	112,902
Takeuchi Manufacturing Co., Ltd.	172,300	3,710,767
TKC Corp.	18,200	494,722
Toei Co., Ltd.	33,800	4,691,551
Toho Holdings Co., Ltd. (f)	33,200	502,229
TV Asahi Holdings Corp.	257,700	3,170,814
West Japan Railway Co. (f)	14,100	585,235
		93,291,739
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC - GDR (g)	53,036	523,588
NAC Kazatomprom JSC - GDR	29,341	928,724
NAC Kazatomprom JSC - GDR, 144A Shares (h)	73,742	2,352,370
		3,804,682
Lebanon — 0.0%
Solidere - ADR (a) (c) (e)	38,451	183,181

Malaysia — 0.0%
Oriental Holdings Berhad	198,500	287,088

Malta — 0.4%
Kambi Group plc (a)	230,720	5,313,822

Mexico — 0.0%
Fresnillo plc	971	9,395

Netherlands — 0.0%
NXP Semiconductors NV	2,332	431,607

Panama — 0.0%
Copa Holdings SA, Class A (a)	4,825	403,563

Puerto Rico — 0.1%
Popular, Inc.	7,390	604,059

Russia — 0.5%
Etalon Group plc - GDR (c) (e) (g)	599,848	103,234
Etalon Group plc - GDR - LSE Shares (c) (e) (g)	84,223	14,495
Federal Grid Co. Unified Energy System PJSC (c) (e)	1,019,443,892	627,350
Gazprom PJSC (c) (e)	1,409,587	2,208,931
Lenta, Ltd. - GDR (a) (c) (e) (g)	351,208	447,790

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

LSR Group PJSC (c) (e)	96,020	$338,120
Moscow Exchange MICEX-RTS PJSC (c) (e)	807,397	524,738
Polyus PJSC - GDR (c) (e) (g)	34,231	113,476
RusHydro PJSC (c) (e)	356,647,380	1,689,960
Sberbank of Russia PJSC (c) (e)	688,194	604,679
VTB Bank PJSC (c) (e)	2,653,540,990	359,249
		7,032,022
Singapore — 0.9%
First Resources, Ltd.	1,010,400	1,523,324
Golden Agri-Resources, Ltd.	12,481,200	2,790,186
Sea, Ltd. - ADR (a)	68,177	8,166,923
Yoma Strategic Holdings, Ltd. (a) (f)	3,695,700	413,239
		12,893,672
South Africa — 0.2%
Gold Fields, Ltd.	85,325	1,322,157
Harmony Gold Mining Co., Ltd. - SPADR	192,747	969,518
Impala Platinum Holdings, Ltd. (f)	42,403	652,424
		2,944,099
South Korea — 0.9%
DL E&C Co., Ltd.	3,228	350,649
GS Holdings Corp.	7,549	272,568
Hankook Technology Group Co., Ltd.	73,316	880,111
Hyundai Department Store Co, Ltd.	5,107	317,619
Korea Electric Power Corp. (a)	59,727	1,108,382
Korea Electric Power Corp. - SPADR (a) (f)	106,105	987,838
Korean Reinsurance Co.	52,357	423,782
KT Corp.	32,062	941,703
KT Corp. - SPADR (a)	294,157	4,218,211
LG Corp.	29,074	1,825,267
LG Uplus Corp.	139,927	1,612,289
LX Holdings Corp. (a)	2,467	19,489
Pyeong Hwa Automotive Co., Ltd.	23,013	171,613
		13,129,521
Spain — 0.2%
Amadeus IT Group SA (a)	48,896	3,184,890

Sri Lanka — 0.0%
Hemas Holdings plc	1,337,560	207,820

Sweden — 1.7%
Atlas Copco AB, Shares - B (b)	35,962	1,630,884
Boule Diagnostics AB	27,492	136,870
Desenio Group AB (a)	49,055	43,609
Elanders AB, Shares - B (b)	24,370	353,672
Electrolux Professional AB, Class B (a) (b)	56,912	349,239
Fortnox AB (b)	351,934	1,928,556

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Greater Than AB (a)	228,920	$2,550,939
Hexagon AB, Shares - B (b)	71,224	999,250
Infant Bacterial Therapeutics AB (a)	28,079	166,571
Investor AB, Shares - B (b)	179,299	3,893,661
Karnov Group AB (b)	196,098	1,243,649
Lindab International AB (b)	22,792	580,177
Nibe Industrier AB Shares - B (b)	54,131	596,574
Nolato AB, Shares - B (b)	120,763	894,783
Nordic Entertainment Group AB, Class B (a) (b)	112,274	4,524,846
Skandinaviska Enskilda Banken AB, Class A (b)	235,134	2,546,043
SKF AB, Class B (b)	101,897	1,656,326
Thule Group AB (b) (h)	4,466	176,612
Vimian Group AB (a) (b)	83,816	509,004
		24,781,265
Switzerland — 0.0%
Chubb, Ltd. (b)	1,855	396,784

Thailand — 0.0%
Kasikornbank PCL, Class F	62,900	304,919

Turkey — 0.0%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS - REIT	1,277,987	204,543

Ukraine — 0.2%
Astarta Holding NV	45,135	281,282
Kernel Holding SA	136,043	1,037,887
MHP SE - GDR - OTC Shares (g)	236,097	985,549
		2,304,718
United Kingdom — 0.9%
Diageo plc	94,242	4,763,292
Endeavour Mining plc	12,900	319,985
Gabriel Resources, Ltd. (a)	1,962,000	298,188
Janus Henderson Group plc	7,734	270,845
nVent Electric plc	11,689	406,543
Paysafe, Ltd. (a)	50,094	169,819
Stolt-Nielsen, Ltd.	56,734	1,067,605
Unilever plc	97,292	4,404,382
Willis Towers Watson plc (b)	154	36,378
Yellow Cake plc (a) (h)	221,766	1,152,595
		12,889,632
Uruguay — 0.0%
Globant SA (a)	605	158,552
Total Foreign Common Stocks (Cost $443,726,944)		$442,284,865
Total Common Stocks (Cost $813,456,093)		890,925,314

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2022

	Principal Amount	Value
Participation Notes — 0.4%
UBS AG, Beijing Kingsoft Office Software, Inc., Equity Linked Notes, Expiring 10/10/22 (China) (a) (c)	24,000	$710,038
UBS AG, Shanghai Zhonggu Logistics Co., Ltd., Equity Linked Notes, Expiring 03/16/23 (China) (a) (c)	617,500	2,595,347
UBS AG, TKD Science and Technology Co., Ltd., Equity Linked Notes, Expiring 01/17/23 (China) (a) (c)	221,080	1,233,818
UBS AG, Weichai Power Co., Ltd., Equity Linked Notes, Expiring 12/01/22 (China) (a) (c)	365,854	769,994
Total Participation Notes (Cost $7,180,118)		5,309,197

	Number of Contracts	Value

Rights — 0.0%
Electricite De France SA, Expiring 02/22/29 (France) (a) (f)	313,921	138,910
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c)	367,492	308,693
Total Rights (Cost $77,784)		447,603

Warrants — 0.0%
Algernon Pharmaceuticals, Inc., Expiring 05/13/22 (Canada) (a) (c) (e)	52,700	—
Alpha Lithium Corp., Expiring 12/10/23 (Canada) (a) (c) (e)	32,800	2,180
American Lithium Corp., Expiring 11/03/23 (Canada) (a) (c) (e)	27,900	19,582
Ascot Resources, Ltd., Expiring 03/08/24 (Canada) (a) (c) (e)	63,350	7,602
Bigg Digital Assets, Inc., Expiring 04/16/23 (Canada) (a) (c) (e)	34,150	1
Braxia Scientific Corp., Expiring 06/11/22 (Canada) (a) (c) (e)	37,900	—
Cardiol Therapeutics, Inc., Expiring 11/05/24 (Canada) (a) (c) (e)	7,900	285
Chorus Aviation, Inc., Expiring 04/06/22 (Canada) (a)	29,200	117
Critical Elements Lithium, Expiring 12/03/23 (Canada) (a) (c) (e)	26,350	1,442
Cypress Development Corp., Expiring 03/22/24 (Canada) (a) (c) (e)	63,100	17,059
Cypress Development Corp., Expiring 02/04/24 (Canada) (a) (c) (e)	37,100	3,205
Decklar Resources, Inc., Expiring 05/25/22 (Canada) (a) (c) (e)	13,675	—
Denilson Mines Corp., Expiring 03/22/23 (Canada) (a) (c) (e)	30,700	1,826
Drone Delivery Corp., Expiring 12/22/22 (Canada) (a)	30,950	990
dynaCERT, Inc., Expiring 06/18/22 (Canada) (a)	84,950	340
Else Nutrition Holdings, Inc., Expiring 10/06/22 (Canada) (a)	800	32
Entourage Health Corp., Expiring 03/12/23 (Canada) (a)	150,400	1,203
Esports Technology, Inc., Expiring 11/30/26 (United States) (a) (c) (d) (e)	30,162	3,424
Excelsior Mining Corp., Expiring 08/22/22 (Canada) (a)	127,900	512
Givex Information Technology, Expiring 11/25/23 (Canada) (a) (c) (e)	30,000	1,945
Gold Mountain Mining Corp., Expiring 06/24/23 (Canada) (a) (c) (e)	13,950	82
Gryphon Digital Mining, Expiring 06/30/24 (United States) (a) (c) (e)	10,298	6,879
Hive Blockchain Technologies, Expiring 05/30/24 (Canada) (a)	20,100	11,737
Nevada Copper Corp., Expiring 05/29/23 (Canada) (a)	73,900	4,729
Northern Genesis Acquisition Corp. III, Expiring 12/31/27 (United States) (a)	12,000	5,712
Numinus Wellness, Inc., Expiring 03/19/23 (Canada) (a)	30,550	1,100

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2022

	Number of Contracts	Value

Organigram Holdings, Inc., Expiring 11/12/23 (Canada) (a) (c) (e)	45,000	$8,730
Osisko Green Acquisition Corp., Expiring 09/07/26 (Canada) (a) (c) (d) (e)	33,552	10,950
Osisko Green Acquisition, Ltd., Expiring 09/08/29 (Canada) (a)	30,000	12,479
Osisko Mining, Inc., Expiring 06/23/22 (Canada) (a) (c) (e)	45,150	617
Revive Therapeutics, Ltd., Expiring 02/12/24 (Canada) (a) (c) (e)	85,700	11
RHC Helium, Ltd., Expiring 06/08/23 (Canada) (a)	291,500	29,147
Rritual Superfoods, Inc., Expiring 03/05/24 (Canada) (a)	103,950	2,910
Saturn Oil & Gas, Inc., Expiring 06/04/23 (Canada) (a)	422,000	13,502
Sun Summit Minerals Corp., Expiring 07/29/23 (Canada) (a) (c) (e)	30,550	54
Swiftmerge Acquisition Corp., Expiring 12/15/26 (United States) (a) (c) (d) (e)	9,258	9,258
Synaptive Medical, Inc., Expiring 12/06/22 (United States) (a) (c) (d) (e)	37,142	1,283
The Valens Co., Inc., Expiring 01/29/24 (Canada) (a) (c) (e)	43,100	26
The Valens Co., Inc., Expiring 06/01/24 (Canada) (a) (c) (e)	37,950	3
The Very Good Food Co., Expiring 01/02/23 (Canada) (a) (c) (e)	4,500	—
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (c) (e)	75,000	94,653
Vizsla Silver Corp., Expiring 12/03/22 (Canada) (a)	12,121	4,363
Total Warrants (Cost $249,876)		279,970

	Principal Amount	Value

Convertible Bonds — 0.0%

Health Care Equipment & Supplies — 0.0%

Synaptive Medical, Inc., 10.000%, 10/31/24 (c) (d) (e)	120,000	120,000

Technology — 0.0%

Gryphon Digital Mining, Inc., 10.000%, 07/27/23 (c) (d) (e)	$97,700	114,837
Total Convertible Bonds (Cost $217,700)		234,837

US Treasury Bonds/Notes — 6.7%
US Treasury Note, 0.250%, 06/15/23	6,373,000	6,250,768
US Treasury Note, 1.375%, 09/30/23	3,139,000	3,105,771
US Treasury Note, 0.125%, 10/15/23	3,122,000	3,027,242
US Treasury Note, 0.375%, 10/31/23	5,803,000	5,642,964
US Treasury Note, 0.250%, 11/15/23	3,779,000	3,663,858
US Treasury Note, 0.125%, 12/15/23	3,852,000	3,718,233
US Treasury Note, 0.250%, 03/15/24	7,468,000	7,178,615
US Treasury Note, 2.500%, 05/15/24	1,721,000	1,725,773
US Treasury Note, 0.250%, 06/15/24	3,482,000	3,323,270
US Treasury Note, 0.375%, 07/15/24	3,477,000	3,321,214
US Treasury Note, 0.375%, 09/15/24	7,694,000	7,316,213
US Treasury Note, 1.500%, 09/30/24	4,264,000	4,167,061
US Treasury Note, 1.375%, 01/31/25	6,257,000	6,070,268
US Treasury Note, 2.125%, 05/15/25	2,070,000	2,046,793
US Treasury Note, 0.250%, 05/31/25	3,770,000	3,512,285
US Treasury Note, 2.250%, 11/15/25	2,546,000	2,523,026
US Treasury Note, 0.375%, 11/30/25	2,722,900	2,520,172
US Treasury Note, 0.375%, 01/31/26	7,310,000	6,744,332
US Treasury Note, 0.875%, 06/30/26	9,775,000	9,141,152
US Treasury Note, 1.125%, 10/31/26	2,487,000	2,342,346

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2022

	Principal Amount	Value

US Treasury Note, 1.250%, 12/31/26	$9,125,000	$8,633,462
Total US Treasury Bonds/Notes (Cost $99,594,171)		95,974,818

	Number of Shares	Value

Acquired Funds — 20.5%

Exchange-Traded Funds (ETFs) — 5.6%
Financial Select Sector SPDR Fund	1,596,779	$61,188,571
Vanguard Financials ETF (f)	213,451	19,934,189
		81,122,760
Private Investment Funds (i) — 14.8%
Bellus Ventures II LP (a) (c) (d) (e)	185,236	$31,173,092
Canyon Value Realization Fund LP (a) (c) (d) (e)		10,000,000
Eversept Global Healthcare Fund LP (a) (c) (d) (e)		37,511,055
Farallon Capital Institutional Partners LP (a) (c) (d) (e)		1,132,609
Helikon Long Short Equity Fund ICAV (a) (c) (d) (e)	9,212	19,182,873
Honeycomb Partners LP (a) (c) (d) (e)		35,591,010
Neo Ivy Capital Fund LP (a) (c) (d) (e)		9,525,791
Northwest Feilong Fund, Ltd. (a) (c) (d) (e)	7,235	17,966,280
QVT Roiv Hldgs Onshore, Ltd. (a) (c) (d) (e)	2,430	3,131,248
Radcliffe Domestic SPAC Fund LP (a) (c) (d) (e)		29,763,192
Voloridge Fund LP (a) (c) (d) (e)		17,477,775
		212,454,925
Total Acquired Funds (Cost $233,991,596)		293,577,685

Preferred Stocks — 0.2%
Draegerwerk AG & Co. KGAA, 0.39% (Germany)	5,746	317,979
Esports Technology, Inc., 14.00% (United States) (c) (d) (e)	563,000	563,000
Hyundai Motor Co., Ltd., 5.56% (South Korea)	23,771	1,687,188
Qurate Retail, Inc., 8.00% (United States)	2,003	172,278
Synaptive Medical, Inc., 0.00% (Canada) (c) (d) (e)	74,285	185,712
Total Preferred Stocks (Cost $2,761,693)		2,926,157

	Number of Contracts	Value

Purchased Option Contracts — 0.0%

Calls — 0.0%
Air Canada, Notional Amount $756,700, Strike Price $23 Expiring 05/20/2022 (Canada)	329	$60,529
CBOE Volatility Index, Notional Amount $207,200, Strike Price $28 Expiring 04/20/2022 (United States)	74	11,100

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2022

	Number of Contracts	Value

Crescent Point Energy Corp., Notional Amount $720,800, Strike Price $8 Expiring 06/17/2022 (Canada)	901	$105,224
Shopify, Inc., Notional Amount $750,000, Strike Price $1,500 Expiring 04/14/2022 (Canada)	5	20
Total Calls (Cost $157,887)		176,873

Puts — 0.0%
Castellum AB, Notional Amount $18,546,000, Strike Price $220 Expiring 06/17/2022 (Sweden)	843	$78,899
Husqvarna AB, Notional Amount $14,740,000, Strike Price $100 Expiring 06/17/2022 (Sweden)	1,474	120,712
NCC AB, Notional Amount $10,056,000, Strike Price $120 Expiring 09/16/2022 (Sweden)	838	39,215
Nutrien Ltd., Notional Amount $562,500, Strike Price $125 Expiring 04/14/2022 (Canada)	45	6,731
Skanska AB, Notional Amount $16,842,000, Strike Price $210 Expiring 06/17/2022 (Sweden)	802	76,768
Skanska AB, Notional Amount $34,240,000, Strike Price $200 Expiring 06/17/2022 (Sweden)	1,712	92,861
Svenska Cellulosa AB SCA, Notional Amount $36,344,000, Strike Price $140 Expiring 06/17/2022 (Sweden)	2,596	12,425
Svenska Cellulosa AB SCA, Notional Amount $12,570,000, Strike Price $150 Expiring 09/16/2022 (Sweden)	838	22,281
Tele2 AB, Notional Amount $24,990,000, Strike Price $122.5 Expiring 04/13/2022 (Sweden)	2,040	217
Total Puts (Cost $582,582)		450,109
Total Purchased Option Contracts (Cost $740,469)		626,982

	Number of Units	Value

Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (c) (d) (e)	260,322	—

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2022

	Principal Amount	Value

Short-Term Investments — 12.1%

Repurchase Agreement — 11.3%
Fixed Income Clearing Corp. issued on 03/31/22 (proceeds at maturity $163,706,684) (collateralized by US Treasury Inflation Indexed Notes, due 10/15/24 with a total par value of $130,155,400 and a total market value of $149,640,915; US Treasury Bill, due 08/04/22 with a total par value of $17,388,100 and a total market value of $17,340,091) , 0.000%, 04/01/22 (Cost $163,706,684)	$163,706,684	$163,706,684

Unaffiliated Investment Company — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.290% (j) (k) (Cost $11,308,122)	11,308,122	11,308,122
Total Short-Term Investments (Cost $175,014,806)		$175,014,806
Total Investments — 101.6% (Cost $1,333,284,306)		1,465,317,369
Liabilities in Excess of Other Assets — (1.6)%		(22,424,306)
Net Assets — 100.0%		$1,442,893,063

	Number of Shares	Value

Securities Sold Short — (6.8)%

Common Stocks — (6.8)%

US Common Stocks — (3.4)%

Aerospace & Defense — (0.0)%
HEICO Corp.	(1,519)	$(233,227)
Mercury Systems, Inc. (a)	(6,451)	(415,767)
Virgin Galactic Holdings, Inc. (a)	(3,399)	(33,582)
		(682,576)
Airlines — (0.0)%
American Airlines Group, Inc. (a)	(24,300)	(443,475)
United Airlines Holdings, Inc. (a)	(2,031)	(94,157)
		(537,632)
Auto Components — (0.0)%
BorgWarner, Inc.	(1,471)	(57,222)
QuantumScape Corp. (a)	(22,687)	(453,513)
		(510,735)

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Automobiles — (0.0)%
Thor Industries, Inc.	(3,070)	$(241,609)

Beverages — (0.0)%
Boston Beer Co., Inc. (The), Class A (a)	(162)	(62,932)
Molson Coors Beverage Co., Class B	(5,565)	(297,060)
		(359,992)
Biotechnology — (0.1)%
Alnylam Pharmaceuticals, Inc. (a)	(753)	(122,957)
Exact Sciences Corp. (a)	(8,242)	(576,281)
Horizon Therapeutics plc (a)	(781)	(82,169)
Ionis Pharmaceuticals, Inc. (a)	(1,875)	(69,450)
Iovance Biotherapeutics, Inc. (a)	(10,589)	(176,307)
Mirati Therapeutics, Inc. (a)	(3,825)	(314,492)
Natera, Inc. (a)	(2,374)	(96,574)
Ultragenyx Pharmaceutical, Inc. (a)	(3,757)	(272,833)
		(1,711,063)
Building Products — (0.0)%
Advanced Drainage Systems, Inc.	(380)	(45,148)
Trex Co., Inc. (a)	(2,461)	(160,777)
		(205,925)
Capital Markets — (0.0)%
Charles Schwab Corp. (The)	(4,501)	(379,479)

Chemicals — (0.1)%
Albemarle Corp.	(1,440)	(318,456)
Avient Corp.	(5,268)	(252,864)
International Flavors & Fragrances, Inc.	(423)	(55,553)
Scotts Miracle-Gro Co. (The), Class A	(3,537)	(434,909)
		(1,061,782)
Commercial Banks — (0.1)%
Commerce Bancshares, Inc.	(415)	(29,710)
Cullen/Frost Bankers, Inc.	(613)	(84,845)
First Citizens BancShares, Inc., Class A	(299)	(199,014)
First Financial Bankshares, Inc.	(13,396)	(591,032)
Huntington Bancshares, Inc.	(23,104)	(337,780)
Signature Bank/New York NY	(1,556)	(456,670)
SVB Financial Group (a)	(186)	(104,058)
United Bankshares, Inc.	(1,228)	(42,833)
Webster Financial Corp.	(2,008)	(112,689)
		(1,958,631)

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Commercial Services & Supplies — (0.0)%
Herman Miller, Inc.	(19,355)	$(668,909)
Tetra Tech, Inc.	(221)	(36,452)
		(705,361)
Communications Equipment — (0.0)%
F5 Networks, Inc. (a)	(461)	(96,326)
Viasat, Inc. (a)	(3,539)	(172,703)
		(269,029)
Construction & Engineering — (0.0)%
Fluor Corp. (a)	(3,293)	(94,476)
Quanta Services, Inc.	(1,291)	(169,909)
		(264,385)
Distributors — (0.0)%
Pool Corp.	(306)	(129,392)

Diversified Consumer Services — (0.0)%
Bright Horizons Family Solutions, Inc. (a)	(2,773)	(367,949)

Electric Utilities — (0.0)%
Avangrid, Inc.	(1,726)	(80,673)
PG&E Corp. (a)	(11,257)	(134,409)
		(215,082)
Electrical Equipment — (0.1)%
ChargePoint Holdings, Inc. (a)	(25,323)	(503,421)
Plug Power, Inc. (a)	(21,060)	(602,527)
Regal Beloit Corp.	(274)	(40,766)
		(1,146,714)
Electronic Equipment, Instruments & Components — (0.0)%
II-VI, Inc. (a)	(7,190)	(521,203)

Energy Equipment & Services — (0.0)%
NOV, Inc.	(10,350)	(202,964)

Food & Staples Retailing — (0.1)%
Grocery Outlet Holding Corp. (a)	(16,921)	(554,671)
Sprouts Farmers Market, Inc. (a)	(17,192)	(549,800)
		(1,104,471)

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)*

March 31, 2022

	Number of Shares	Value

Food Products — (0.1)%
Flowers Foods, Inc.	(5,907)	$(151,869)
Freshpet, Inc. (a)	(688)	(70,616)
Hormel Foods Corp.	(11,593)	(597,503)
McCormick & Co., Inc./MD	(6,489)	(647,603)
		(1,467,591)
Health Care Equipment & Supplies — (0.1)%
Insulet Corp. (a)	(2,798)	(745,359)
Penumbra, Inc. (a)	(748)	(166,153)
ResMed, Inc.	(605)	(146,719)
STERIS plc	(2,759)	(667,043)
		(1,725,274)
Health Care Providers & Services — (0.1)%
Guardant Health, Inc. (a)	(3,364)	(222,831)
HealthEquity, Inc. (a)	(9,426)	(635,689)
Oak Street Health, Inc. (a)	(10,070)	(270,682)
Progyny, Inc. (a)	(9,884)	(508,038)
		(1,637,240)
Health Care Technology — (0.0)%
Certara, Inc. (a)	(859)	(18,451)

Hotels, Restaurants & Leisure — (0.3)%
Airbnb, Inc., Class A (a)	(688)	(118,171)
Caesars Entertainment, Inc. (a)	(2,785)	(215,448)
Carnival Corp. (a)	(10,661)	(215,565)
Choice Hotels International, Inc.	(2,706)	(383,603)
Domino's Pizza, Inc.	(662)	(269,441)
DraftKings, Inc., Class A (a)	(1,194)	(23,247)
Las Vegas Sands Corp. (a)	(12,497)	(485,758)
Norwegian Cruise Line Holdings, Ltd. (a)	(30,206)	(660,907)
Papa John's International, Inc.	(2,428)	(255,620)
Royal Caribbean Cruises, Ltd. (a)	(7,735)	(648,038)
Vail Resorts, Inc.	(103)	(26,808)
Wingstop, Inc.	(8,238)	(966,729)
		(4,269,335)
Household Durables — (0.1)%
Helen of Troy, Ltd. (a)	(1,800)	(352,512)
Leggett & Platt, Inc.	(7,401)	(257,555)
TopBuild Corp. (a)	(5,282)	(958,102)
		(1,568,169)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2022

	Number of Shares	Value

Household Products — (0.0)%
Church & Dwight Co., Inc.	(2,597)	$(258,090)
Clorox Co. (The)	(268)	(37,260)
Energizer Holdings, Inc.	(2,138)	(65,765)
		(361,115)
Industrial Conglomerates — (0.0)%
Honeywell International, Inc.	(187)	(36,386)

Insurance — (0.0)%
Aon plc, Class A	(604)	(196,681)
Progressive Corp. (The)	(872)	(99,399)
White Mountains Insurance Group, Ltd.	(60)	(68,174)
		(364,254)
Internet & Catalog Retail — (0.1)%
DoorDash, Inc., Class A (a)	(586)	(68,673)
eBay, Inc.	(1,108)	(63,444)
Etsy, Inc. (a)	(1,809)	(224,823)
Wayfair, Inc., Class A (a)	(3,707)	(410,661)
		(767,601)
Internet Software & Services — (0.1)%
Akamai Technologies, Inc. (a)	(148)	(17,670)
IAC/InterActiveCorp. (a)	(5,909)	(592,555)
Match Group, Inc. (a)	(3,479)	(378,306)
Snap, Inc., Class A (a)	(9,394)	(338,090)
Twitter, Inc. (a)	(9,484)	(366,936)
		(1,693,557)
IT Services — (0.1)%
Affirm Holdings, Inc. (a)	(3,428)	(158,648)
Fastly, Inc., Class A (a)	(5,747)	(99,883)
Okta, Inc. (a)	(678)	(102,351)
Sabre Corp. (a)	(39,149)	(447,473)
Shift4 Payments, Inc., Class A (a)	(7,619)	(471,844)
Switch, Inc., Class A	(7,386)	(227,637)
		(1,507,836)
Leisure Equipment & Products — (0.1)%
Callaway Golf Co. (a)	(4,003)	(93,750)
Hasbro, Inc.	(1,572)	(128,778)
Peloton Interactive, Inc., Class A (a)	(30,045)	(793,790)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2022

	Number of Shares	Value

Polaris, Inc.	(442)	$(46,551)
		(1,062,869)
Life Sciences Tools & Services — (0.1)%
10X Genomics, Inc., Class A (a)	(5,136)	(390,696)
Maravai LifeSciences Holdings, Inc., Class A (a)	(923)	(32,554)
PerkinElmer, Inc.	(1,661)	(289,778)
Repligen Corp. (a)	(156)	(29,342)
Sotera Health Co. (a)	(1,290)	(27,941)
		(770,311)
Machinery — (0.0)%
Ingersoll Rand, Inc.	(1,268)	(63,844)
Trinity Industries, Inc.	(9,361)	(321,644)
Woodward, Inc.	(706)	(88,186)
		(473,674)
Media — (0.1)%
AMC Entertainment Holdings, Inc., Class A (a)	(34,940)	(860,922)
Cable One, Inc.	(200)	(292,848)
DISH Network Corp., Class A (a)	(8,737)	(276,526)
Fox Corp., Class A	(606)	(23,907)
World Wrestling Entertainment, Inc., Class A	(7,855)	(490,466)
		(1,944,669)
Metals & Mining — (0.0)%
Alcoa Corp.	(972)	(87,509)

Multi-Utilities — (0.0)%
CenterPoint Energy, Inc.	(12,652)	(387,657)

Multiline Retail — (0.0)%
Dollar General Corp.	(1,386)	(308,566)
Ollie's Bargain Outlet Holdings, Inc. (a)	(2,767)	(118,870)
		(427,436)
Oil, Gas & Consumable Fuels — (0.0)%
CNX Resources Corp. (a)	(21,220)	(439,679)
Williams Cos., Inc. (The)	(7,257)	(242,456)
		(682,135)
Pharmaceuticals — (0.0)%
Catalent, Inc. (a)	(412)	(45,691)
Elanco Animal Health, Inc. (a)	(7,214)	(188,213)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2022

	Number of Shares	Value

Royalty Pharma plc, Class A	(2,226)	$(86,725)
		(320,629)
Professional Services — (0.0)%
Dun & Bradstreet Holdings, Inc. (a)	(8,973)	(157,207)
FTI Consulting, Inc. (a)	(1,067)	(167,754)
H&R Block, Inc.	(7,500)	(195,300)
		(520,261)
Real Estate Investment Trusts (REITs) — (0.3)%
Boston Properties, Inc.	(1,140)	(146,832)
Federal Realty Investment Trust	(2,701)	(329,711)
Iron Mountain, Inc.	(6,104)	(338,223)
Kimco Realty Corp.	(23,361)	(577,017)
Medical Properties Trust, Inc.	(4,980)	(105,277)
Park Hotels & Resorts, Inc.	(5,405)	(105,560)
Pebblebrook Hotel Trust	(34,119)	(835,233)
Rayonier, Inc.	(6,257)	(257,288)
Realty Income Corp.	(5,293)	(366,805)
STORE Capital Corp.	(8,418)	(246,058)
Ventas, Inc.	(832)	(51,384)
Welltower, Inc.	(12,377)	(1,189,924)
		(4,549,312)
Semiconductors & Semiconductor Equipment — (0.1)%
Azenta, Inc.	(1,848)	(153,162)
Entegris, Inc.	(1,750)	(229,705)
First Solar, Inc. (a)	(1,226)	(102,665)
Marvell Technology, Inc.	(2,492)	(178,701)
Silicon Laboratories, Inc. (a)	(1,859)	(279,222)
Wolfspeed, Inc. (a)	(4,162)	(473,886)
		(1,417,341)
Software — (0.4)%
Asana, Inc., Class A (a)	(5,664)	(226,390)
Bentley Systems, Inc.Class B	(2,176)	(96,136)
Bill.com Holdings, Inc. (a)	(3,585)	(813,042)
Black Knight, Inc. (a)	(1,017)	(58,976)
C3.ai, Inc.Class A (a)	(21,294)	(483,374)
Ceridian HCM Holding, Inc. (a)	(2,379)	(162,628)
Cloudflare, Inc., Class A (a)	(1,344)	(160,877)
Coupa Software, Inc. (a)	(168)	(17,074)
Crowdstrike Holdings, Inc.Class A (a)	(335)	(76,072)
Datto Holding Corp. (a)	(2,774)	(74,121)
Duck Creek Technologies, Inc. (a)	(5,850)	(129,402)
Envestnet, Inc. (a)	(2,126)	(158,259)
Five9, Inc. (a)	(4,839)	(534,226)
Jamf Holding Corp. (a)	(14,283)	(497,191)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2022

	Number of Shares	Value

nCino, Inc. (a)	(8,415)	$(344,847)
New Relic, Inc. (a)	(3,444)	(230,335)
Palo Alto Networks, Inc. (a)	(698)	(434,512)
RingCentral, Inc., Class A (a)	(819)	(95,995)
Sailpoint Technologies Holdings, Inc. (a)	(13,092)	(670,049)
Skillz, Inc. (a)	(16,447)	(49,341)
Splunk, Inc. (a)	(2,086)	(310,000)
Take-Two Interactive Software, Inc. (a)	(396)	(60,881)
Unity Software, Inc. (a)	(2,329)	(231,060)
		(5,914,788)
Specialty Retail — (0.1)%
Avis Budget Group, Inc. (a)	(69)	(18,168)
CarMax, Inc. (a)	(3,226)	(311,244)
Carvana Co. (a)	(1,482)	(176,788)
Dick's Sporting Goods, Inc.	(166)	(16,603)
Foot Locker, Inc.	(666)	(19,754)
GameStop Corp., Class A (a)	(6,526)	(1,087,100)
Leslie's, Inc. (a)	(3,723)	(72,077)
RH (a)	(740)	(241,307)
Vroom, Inc. (a)	(43,803)	(116,516)
		(2,059,557)
Textiles, Apparel & Luxury Goods — (0.1)%
Carter's, Inc.	(755)	(69,452)
Hanesbrands, Inc.	(17,871)	(266,099)
PVH Corp.	(343)	(26,277)
Skechers U.S.A., Inc., Class A (a)	(6,837)	(278,677)
Under Armour, Inc., Class A (a)	(5,294)	(90,104)
VF Corp.	(2,300)	(130,778)
		(861,387)
Thrifts & Mortgage Finance — (0.0)%
Rocket Companies, Inc., Class A	(7,220)	(80,286)
Total US Common Stocks (Cost $(51,548,467))		(49,552,604)

Foreign Common Stocks — (3.3)%

Argentina — (0.0)%
MercadoLibre, Inc. (a)	(168)	(199,833)

Australia — (0.0)%
Westgold Resources, Ltd.	(19,000)	(27,117)

Bermuda — (0.0)%
Assured Guaranty, Ltd.	(605)	(38,514)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2022

	Number of Shares	Value

Canada — (0.4)%
American Pacific Mining Corp. (a)	(61,100)	$(43,009)
Ascot Resources, Ltd. (a)	(126,700)	(107,429)
Badger Infrastructure Solution	(8,900)	(223,968)
Boyd Group Services, Inc.	(2,100)	(278,124)
CI Financial Corp.	(16,700)	(265,298)
Cogeco Communications, Inc.	(4,600)	(380,761)
Converge Technology Solutions Corp. (a)	(17,900)	(146,476)
dentalcorp Holdings, Ltd. (a)	(19,300)	(234,505)
Eldorado Gold Corp. (a)	(32,200)	(360,597)
Fiera Capital Corp.	(22,300)	(186,227)
Fortis Inc/Canada	(7,300)	(361,044)
i-80 Gold Corp. (a)	(29,000)	(79,798)
Loblaw Companies, Ltd.	(3,400)	(305,093)
Lululemon Athletica, Inc. (a)	(296)	(108,108)
Maple Leaf Foods, Inc.	(7,400)	(177,579)
Metro, Inc.	(3,700)	(212,976)
NFI Group, Inc.	(22,400)	(285,611)
Premium Brands Holdings Corp.	(3,700)	(323,696)
Saputo, Inc.	(11,800)	(279,485)
SNC-Lavalin Group, Inc.	(10,800)	(260,033)
Sphere 3D Corp. (a)	(4,100)	(8,610)
Transcontinental, Inc., Class A	(19,500)	(272,499)
Voxtur Analytics Corp. (a)	(72,800)	(59,398)
Well Health Technologies Corp. (a)	(38,600)	(160,866)
		(5,121,190)
Denmark — (0.3)%
Ambu A/S, Class B	(15,983)	(234,725)
FLSmidth & Co. A/S	(25,646)	(668,686)
GN Store Nord A/S	(2,619)	(127,809)
ISS A/S (a)	(46,355)	(820,355)
Netcompany Group A/S (h)	(12,016)	(792,444)
Novozymes A/S, Shares - B	(10,038)	(687,017)
SimCorp A/S	(11,819)	(860,831)
		(4,191,867)
Finland — (0.2)%
Citycon Oyj (a)	(35,726)	(270,524)
Orion Oyj, Class B	(10,878)	(493,610)
Stora Enso Oyj, Shares - R	(24,393)	(477,281)
TietoEVRY Oyj	(42,715)	(1,136,010)
		(2,377,425)
Ireland — (0.1)%
Aptiv plc (a)	(251)	(30,047)
Jazz Pharmaceuticals plc (a)	(4,915)	(765,118)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2022

	Number of Shares	Value

Perrigo Co., plc	(4,512)	$(173,396)
		(968,561)
Israel — (0.0)%
SolarEdge Technologies, Inc. (a)	(1,683)	(542,549)

Jersey — (0.0)%
Novocure, Ltd. (a)	(677)	(56,089)

Norway — (0.2)%
Mowi ASA	(64,431)	(1,736,946)
Orkla ASA	(100,916)	(897,480)
		(2,634,426)
Sweden — (2.1)%
AAK AB	(100,611)	(1,865,206)
Betsson AB, Class B (a)	(27,686)	(167,679)
Bilia AB, Class A	(9,634)	(137,234)
Boozt AB (a) (h)	(51,866)	(663,946)
Bygghemma Group First AB (a)	(153,681)	(1,015,870)
Cary Group AB (a)	(41,893)	(355,727)
Clas Ohlson AB, Shares - B	(8,689)	(98,794)
Embracer Group AB (a)	(88,888)	(744,901)
Evolution AB (h)	(7,779)	(793,883)
Fastighets AB Balder, Shares - B (a)	(32,533)	(2,128,856)
Hexatronic Group AB	(29,059)	(1,156,637)
Hexpol AB	(83,685)	(815,468)
Husqvarna AB Shares - B	(108,937)	(1,135,448)
Industrivarden AB Shares - A	(25,287)	(718,688)
Instalco AB	(67,193)	(502,523)
Investment AB Latour, Shares - B	(67,510)	(2,144,544)
Kinnevik AB, Class B (a)	(66,512)	(1,731,032)
L E Lundbergforetagen AB, Shares - B	(6,399)	(325,055)
Loomis AB	(50,610)	(1,383,776)
Samhallsbyggnadsbolaget i Norden AB	(397,375)	(1,769,731)
Sandvik AB	(42,765)	(907,918)
Sectra AB, Class B (a)	(88,137)	(1,346,469)
Skanska AB, Shares - B	(84,391)	(1,887,959)
Svenska Cellulosa AB, Series B	(88,858)	(1,725,331)
Svenska Handelsbanken AB, Shares - A	(234,096)	(2,154,425)
Tele2 AB, Class B	(109,167)	(1,648,068)
Telia Co. AB	(363,990)	(1,457,639)
		(30,782,807)
United Kingdom — (0.1)%
Capri Holdings, Ltd. (a)	(9,666)	(496,736)
Clarivate plc (a)	(40,367)	(676,550)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2022

LivaNova plc (a)	(1,260)	$(103,106)
		(1,276,392)
Total Foreign Common Stocks (Cost $(52,712,436))		(48,216,770)
Total Common Stocks (Proceeds $104,260,903)		(97,769,374)
Total Securities Sold Short —(6.8)% (Proceeds $104,260,903)		$(97,769,374)

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2022	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
101	06/30/2022	3-Year US Treasury Note	$22,036,248	$22,036,938	$690
		Equity-Related
1,565	06/17/2022	Euro Stoxx 50	64,105,848	66,186,868	2,081,020
65	06/17/2022	Russell E-mini 1000 Index	5,060,057	5,301,725	241,668
622	06/17/2022	Russell E-mini 2000 Index	60,916,947	64,265,040	3,348,093
450	06/16/2022	SPI 200 Index	59,494,055	62,961,046	3,466,991
82	06/17/2022	SPI 500 E-Mini Index	$17,258,192	$18,576,075	$1,317,883
					10,455,655
		Short Financial Futures Contracts
		Foreign Currency-Related
(467)	06/13/2022	Australian Dollar Currency Futures	(35,028,890)	(35,008,655)	20,235
		Equity-Related
(383)	06/17/2022	MSCI EAFE	(39,547,069)	(41,065,260)	(1,518,191)
(984)	06/17/2022	MSCI Emerging Markets	(52,111,833)	(55,374,600)	(3,262,767)
(588)	06/17/2022	MSCI Japan Index	(41,368,434)	(43,570,800)	(2,202,366)
					(6,983,324)
					$3,493,256

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

04/01/2022	Morgan Stanley Capital Services, Inc	USD	3,421,760	DKK	23,020,000	$(1,746)
04/01/2022	Morgan Stanley Capital Services, Inc	USD	3,068,943	EUR	2,730,000	48,881

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2022

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)

04/01/2022	Morgan Stanley Capital Services, Inc	USD	9,827,813	SEK	93,200,000	(84,550)
05/16/2022	Morgan Stanley Capital Services, Inc	USD	12,157,825	CAD	15,460,000	(224,343)
08/04/2022	Barclays Bank plc	USD	4,302,294	CNH	28,552,400	(163,357)
10/12/2022	Barclays Bank plc	USD	13,872,905	CNH	92,020,909	(485,418)
10/28/2022	Barclays Bank plc	USD	6,251,971	CNH	41,011,950	(145,027)
11/25/2022	Barclays Bank plc	USD	17,436,911	CNH	114,324,796	(384,473)
01/18/2023	Barclays Bank plc	USD	8,128,716	CNH	52,757,400	(86,021)
02/08/2023	Goldman Sachs International	USD	6,000,000	CNH	38,938,200	(60,691)
						$(1,586,745)

Over-the-Counter Swap contracts

Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation	Unrealized (Depreciation)
Short Total Return Swap Contracts
08/11/2022	Goldman Sachs International	SOFR plus 0.13% (l)	Hang Seng China Enterprises Index Net Total Return Index	USD	Quarterly	$(12,583,771)	$1,324,800	$—

Swap contracts

					Payment
Expiration					Frequency	Notional	Unrealized	Net Value of
Date	Counterparty	Pay	Receive	Currency	Paid/Received	Amount	Depreciation	Reference Entity

Long Total Return Basket Swap Contracts
05/31/2022	Goldman Sachs International	-	GS US FCI Macro Basket	USD	At maturity	$58,000,000	$(830,676)	$57,169,324

	Number of Contracts	Value
Written Option Contracts — (0.0)%

Calls — (0.0)%
Air Canada, Notional Amount ($921,200), Strike Price $28 Expiring 05/20/2022 (Canada)	(329)	$(8,685)
ATS Automation Tooling Systems, Inc., Notional Amount ($465,600), Strike Price $48 Expiring 05/20/2022 (Canada)	(97)	(13,966)
CBOE Volatility Index, Notional Amount ($296,000), Strike Price $40 Expiring 04/20/2022 (United States)	(74)	(4,070)
Cenovus Energy, Inc., Notional Amount ($242,500), Strike Price $25 Expiring 05/20/2022 (Canada)	(97)	(3,336)
Crescent Point Energy Corp., Notional Amount ($901,000), Strike Price $10 Expiring 06/17/2022 (Canada)	(901)	(42,523)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2022

Enerplus Corp., Notional Amount ($182,000), Strike Price $20 Expiring 05/20/2022 (Canada)	(91)	(1,820)
Nutrien Ltd., Notional Amount ($652,500), Strike Price $145 Expiring 04/14/2022 (Canada)	(45)	(1,619)
Organigram Holdings, Inc., Notional Amount ($135,000), Strike Price $3 Expiring 09/16/2022 (Canada)	(450)	(9,719)
Shopify, Inc., Notional Amount ($850,000), Strike Price $1,700 Expiring 04/14/2022 (Canada)	(5)	(7,999)
Teck Resources Ltd., Notional Amount ($348,000), Strike Price $60 Expiring 05/20/2022 (Canada)	(58)	(3,758)
Total Calls (Premiums received $86,959)		$(97,495)
Puts — (0.0)%
Crescent Point Energy Corp., Notional Amount ($495,550), Strike Price $5.5 Expiring 06/17/2022 (Canada)	(901)	(5,045)
Nutrien Ltd., Notional Amount ($517,500), Strike Price $115 Expiring 04/14/2022 (Canada)	(45)	(1,656)
Shopify, Inc., Notional Amount ($575,000), Strike Price $1,150 Expiring 04/14/2022 (Canada)	(5)	(127,185)
Total Puts (Premiums received $40,999)		$(133,886)
Total Written Options (Premiums received $127,958)		$(231,381)

The following table represents the individual positions in the GS US FCI Macro Basket as of March 31, 2022:

Reference Entity	Units	Net Notional Value on March 31, 2022 (m)	Percent of Net Assets (n)
Long Total Return Swap Contracts
CDX.NA.IG 5Y Short MidExcess Return 5-Day Rollover Index	1,968,787	$57,093,636	99.87%
British Pound June 22 Future	160	4,640	0.01%
Canadian Dollar June 22 Future	140	4,060	0.01%
Euro FX June 22 Future	480	13,920	0.02%
E-mini S&P 500 June 2022 Future	180	5,220	0.01%
Japanese Yen June 22 Future	144	4,176	0.01%
Swedish Krona June 22 Future	22	638	0.00%
Swiss Franc June 22 Future	32	928	0.00%
Three-Month SOFR June 22 Future	352	10,208	0.02%
Three-Month 10-year T-Note June 2033 Future	1,100	31,899	0.06%
		$57,169,324

ADR	American Depositary Receipt
CAD	Canadian Dollar
CNH	Yuan Renminbi Offshore
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2022

SCA	Sociedad en Comandita por Acciónes
SEK	Swedish Krona
SOFR	Secured Overnight Financing Rate
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

*	Approximately 39% of the fund's total investments are maintained to cover "senior securities transactions" which may include, but are not limited to forwards, TBAs, options, futures, swaps, and securities sold short. These securities are marked-to-market daily and reviewed against the value of the fund's "senior securities" holdings to maintain proper coverage for the transactions.
(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)	Security is valued in good faith under procedures established by the board of trustees. The aggregate amount of securities fair valued amounts to $226,976,510, which represents 15.7% of the fund's net assets.
(d)	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2022, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of GSA Trend Fund, Ltd. and Canyon Value Realization Fund, LP. TIP’s valuation committee has deemed 10% of Canyon Value Realization Fund, LP to be illiquid in accordance with procedures approved by the TIP board of trustees. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Investments	Investment Strategy	Date of Acquisition	Cost	Value
US Common Stocks
Artemis Strategic Inv Corp.		09/30/21	46	60,618
Swiftmerge Acquisition Corp.		12/15/21	21	52,489
				113,107
Foreign Common Stocks
American Pacific		12/03/21	47,595	43,890
Ascot Resources, Ltd.		03/14/22	100,787	100,296
Osisko Green Acquisition Ltd.		10/19/21	88,871	93,493
				237,679
Warrants
Esports Technology, Inc.		11/18/21	—	3,424
Osisko Green Acquisition Corp.		10/19/21	15,625	10,950
Swiftmerge Acquisition Corp.		12/15/21	9,258	9,258
Synaptive Medical, Inc.		12/16/19	—	1,283
				24,915
Convertible Bonds
Gryphon Digital Mining, Inc.		07/28/21	97,700	114,837
Synaptive Medical, Inc.		11/29/21	120,000	120,000
				234,837
Private Investment Funds
Bellus Ventures II, LP	California Carbon Allowances	08/01/21 – 10/01/21	$27,900,000	$31,173,092
Canyon Value Realization Fund, LP	Multi-Strategy	12/31/97 – 04/03/06	14,528,772	10,000,000
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	26,250,000	37,511,055
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	876,100	1,132,609
Helikon Long Short Equity Fund ICAV	Long-Short European	12/01/20 – 01/01/21	15,000,000	19,182,873
Honeycomb Partners, LP	Long-Short Global	08/01/16 – 07/01/17	19,919,477	35,591,010
Neo Ivy Capital Fund, LP	Relative Value	05/01/19	10,500,000	9,525,791
Northwest Feilong Fund, Ltd.	China Credit	05/01/20	15,000,000	17,966,280
QVT Roiv Hldgs Onshore, Ltd.	Multi-Strategy	01/05/16	2,469,102	3,131,248
Radcliffe Domestic SPAC Fund, LP	Global Pre-Merger SPACs	04/01/21	30,000,000	29,763,192
Voloridge Fund, LP	Directional	04/01/20	15,000,000	17,477,775

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)*
March 31, 2022

			212,454,925
Preferred Stocks
Esports Technology, Inc.	11/18/21	563,000	563,000
Synaptive Medical, Inc.	02/03/20	129,999	185,713
			748,713
Disputed Claims Receipt
AMR Corp.	12/09/13	—	—

Total (14.8% of Net Assets)			$213,814,176

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Security or a portion thereof was held on loan. As of March 31, 2022, the aggregate market value of securities on loan was $14,058,727; the total market value of collateral held by the Fund was $15,121,425. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $3,813,303.
(g)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with procedures approved by the board of trustees. At March 31, 2022 the aggregate value of these securities was $18,565,901, which represents 1.29% of net assets.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2022. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.
(j)	Current yield as of March 31, 2022.
(k)	Represents a security purchased with cash collateral received for securities on loan.
(l)	The fund receives the floating rate.
(m)	The Net Notional Value amount represents the net notional value of the individual underlying indexes and futures contracts underlying the MAF investment.
(n)	The percentage of net assets represents the net notional value of the individual underlying indexes and futures contracts as a percent of the net value of the reference entity of the swap

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2022

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its members. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2022, TIP consisted of one mutual fund, TIFF Multi-Asset Fund ("MAF" or the "fund") which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The financial statements and notes presented here relate only to MAF.

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIP board of trustees (the "board").

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TIP Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in both total return equity index and total return basket swaps with Goldman Sachs International as the counterparty. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the administrator and are typically categorized as Level 2 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value.’’ MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of March 31, 2022, in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$554,918,949	$328,584,562	$7,421,803	$890,925,314
Participation Notes*	—	5,309,197	—	5,309,197
Rights	138,910	308,693	—	447,603
Warrants+	88,873	—	191,097	279,970
Convertible Bonds	—	—	234,837	234,837
US Treasury Bonds/Notes	—	95,974,818	—	95,974,818
Exchange-Traded Funds and Mutual Funds	81,122,760	—	—	81,122,760
Private Investment Funds	—	—	212,454,925	212,454,925
Preferred Stocks*	172,278	2,005,167	748,712	2,926,157
Purchased Options	626,982	—	—	626,982
Disputed Claims Receipt+	—	—	—	—
Short-Term Investments	—	163,706,684	—	163,706,684
Unaffiliated Investment Company	11,308,122	—	—	11,308,122
Total Investments in Securities	648,376,874	595,889,121	221,051,374	1,465,317,369
Financial Futures Contracts - Interest Rate Risk	690	—	—	690
Financial Futures Contracts - Equity Risk	10,455,655	—	—	10,455,655
Financial Futures Contracts - Foreign Currency Risk	20,235	—	—	20,235
Forward Currency Contracts - Foreign Currency Risk	—	48,881	—	48,881
Total Return Equity Index Swap Contracts - Equity Risk	—	1,324,800	—	1,324,800
Total Other Financial Instruments	10,476,580	1,373,681	—	11,850,261
Total Assets	$658,853,454	$597,262,802	$221,051,374	$1,477,167,630
Liabilities
Common Stocks Sold Short*	(57,755,730)	(40,013,644)	—	(97,769,374)
Financial Futures Contracts - Equity Risk	(6,983,324)	—	—	(6,983,324)
Forward Currency Contracts - Foreign Currency Risk	—	(1,635,626)	—	(1,635,626)
Total Return Basket Swap Contracts - Equity Risk	—	(830,676)	—	(830,676)
Written Options - Equity Risk	(231,381)	—	—	(231,381)
Total Other Financial Instruments	(7,214,705)	(2,466,302)	—	(9,681,007)
Total Liabilities	$(64,970,435)	$(42,479,946)	$—	$(107,450,381)

*	Securities categorized as Level 2 primarily include listed foreign equities whose values have been adjusted to reflect events affecting the values that occur between the close of trading on the principal market and the time at which the net asset value of the fund is determined.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

During the period ended March 31, 2022, there were no significant transfers to or from Level 3 investments.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2021	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2022	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 03/31/22 for the period ended 03/31/22
Common Stocks*	460,133	462,648	(15,528,773)	6,645,317	(1,320,021)	16,768,844	(66,345)	7,421,803	(15,832,004)
Warrants*	528,711	(6,004)	(140,363)	-	(191,247)	-	-	191,097	(227,533)
Private Investment Funds	249,481,992	19,801,086	(31,716,403)	-	(25,111,750)	-	-	212,454,925	(31,716,403)
Preferred Stocks	748,712	-	-	-	-	-	-	748,712	-
Disputed Claims Receipt*	-	-	-	-	-	-	-	-	-
Convertible Bonds	290,301	-	(55,464)	-	-	-	-	234,837	(55,464)
Total	$251,509,849	$20,257,730	$(47,441,003)	$6,645,317	$(26,623,018)	$16,768,844	$(66,345)	$221,051,374	$(47,831,404)

*There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using methodologies and procedures established by the board, and the TIP Valuation Committee, which was established to serve as an agent of the board. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TIP Valuation Committee.

The TIP Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TIP Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under procedures established by the board. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TIP Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TIP Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TIP Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2022	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$7,421,803	Last market price	Discount(%)	15% - 100%	83.07%
Warrants	191,097	Black- Scholes pricing model	Volatility	35.00%	35.00%
Private Investment Funds	212,454,925	Adjusted net asset value	Manager estimated returns	(5.50)% - 3.90%	0.25%
			Market returns**	(50.99)% - 4.67%	0.19%
Preferred Stocks	785,712	Recent transaction price	Recent transaction price	$2.50 -$28.00	$21.67
Disputed Claims Receipt	—	Corporate Action Model	Future claim awards	0.00%	0.00%
Convertible Bonds	114,837	Comparable market pricing	Comparable share ratio	5.3x	5.3	x
	120,000	Recent transaction price	Recent transaction price	$100.00	$100.00

* Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

** Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended March 31, 2022. The discounts or estimates for lack of marketability and estimate of future claims or dividends used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended March 31, 2022. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period

California Carbon Allowances (a)	$31,173,092	quarterly	90 days
Multi-Strategy (b)	14,263,857	daily (70%)	2 days
Long-Short Global Healthcare (c)	37,511,055	quarterly	45 days
Long-Short European (d)	19,182,873	monthly	60 days
Long-Short Global (e)	35,591,010	quarterly	60 days
Relative Value (f)	9,525,791	quarterly	30 days
China Credit (g)	17,966,280	monthly	45 days
Global Pre-Merger SPACs (h)	29,763,192	daily	7 days
Directional (i)	17,477,775	monthly	30 days
Total	$212,454,925

(a)	This strategy is primarily comprised of investments in California Carbon Allowances.
(b)	This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $4,263,857 of redemption residuals.
(c)	This strategy is primarily comprised of long and short positions in global healthcare securities.
(d)	This strategy is primarily comprised of long and short positions in small and mid-cap European equities.
(e)	This strategy is primarily comprised of long and short positions in global common stocks.
(f)	This strategy is primarily comprised of long and short positions in US large-cap common stocks selected using artificial intelligence.
(g)	This strategy is primarily comprised of Chinese convertible bonds.
(h)	This strategy is primarily comprised of investments in special purpose acquisition companies from initial public offering until deal combination announcement.
(i)	This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4. Derivative and Other Financial Instruments

During the period ended March 31, 2022, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, and total return equity and basket swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TIFF Advisory Services, Inc. ("TAS") or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.

Cover for Strategies Using Derivative Instruments

Transactions using derivative instruments, including futures contracts, written options and swaps, expose the fund to an obligation to another party and may give rise to a form of leverage. It is the fund's policy to segregate assets to cover derivative transactions that might be deemed to create leverage under Section 18 of the 1940 Act. In that regard, the fund will not enter into any such transactions unless it has covered such transactions by owning and segregating either (1) an offsetting (‘‘covered’’) position in securities, currencies, or other derivative instruments or (2) cash and/or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. When the fund is required to segregate cash or liquid securities, it will instruct its custodian as to which cash holdings or liquid assets are to be marked on the books of the fund or its custodian as segregated for purposes of Section 18 of the 1940 Act. The fund will monitor the amount of these segregated assets on a daily basis and will not enter into additional transactions that would require the segregation of cash or liquid securities unless the fund holds a sufficient amount of cash or liquid securities that can be segregated.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market.’’ Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

At the end of the period, the fund maintained two total return swap contracts to gain exposure to the total return of broad indices.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of March 31,2022. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of March 31,2022, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Purchased Options	Investments in securities, at value	$—	—%	$626,982	0.03%	$—	—%	$626,982
Total Return Equity Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	1,324,800	0.05%	—	—%	1,324,800
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	48,881	0.01%	—	—%	—	—%	48,881
Financial Futures Contracts	Due from broker for futures variation margin**	20,235	0.00%	10,455,655	0.60%	690	0.00%	10,476,580
Total Value - Assets		$69,116		$12,407,437		$690		$12,477,243
Written Options	Written option, at value	$—	—%	$(231,381)	0.01%	$—	—%	$(231,381)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(830,676)	0.03%	—	—%	(830,676)
Total Return Equity Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	—	0.01%	—	—%	—
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(1,635,626)	0.09%	—	—%	—	—%	(1,635,626)
Financial Futures Contracts	Due to broker for futures variation margin**	—	0.03%	(6,983,324)	0.28%	—	—%	(6,983,324)
Total Value - Liabilities		$(1,635,626)		$(8,045,381)		$—		$(9,681,007)

* The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter endfrom and including December 31, 2021 to and including March 31, 2022, the absolute value of the applicable fair value amount was divided by netassets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these five percentages.

** Includes appreciation (depreciation) on the date the contracts are opened March 31, 2022. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

5. Federal Tax Information

For federal income tax purposes, the cost of investments owned at March 31,2022, has been estimated since the final tax characteristic cannot be determined until fiscal year end.

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$245,397,041	$(104,575,236)	$140,821,805	$1,205,241,427

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, total return swaps, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31,2022.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of March 31,2022:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$163,706,684	$—	$(163,706,684)	$—
Total	$163,706,684	$—	$(163,706,684)	$—

* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.